Investment Securities - Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income (Detail) - Investments in equity instruments designated at fair value through other comprehensive income [member] - CAD ($)
$ in Millions
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Cost	$ 1,408	$ 1,271
Gross unrealized gains	223	126
Gross unrealized losses	70	92
Fair value	1,561	1,305
Preferred equity instruments [member]
Disclosure of financial assets [line items]
Cost	146	334
Gross unrealized losses	53	54
Fair value	93	280
Common shares [member]
Disclosure of financial assets [line items]
Cost	1,262	937
Gross unrealized gains	223	126
Gross unrealized losses	17	38
Fair value	$ 1,468	$ 1,025